Income Taxes - Summary of Principal Components of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	¥ 307,612,727	$ 44,740,416	¥ 138,683,016
Allowance for finance lease receivable	8,002,568	1,163,925
Allowance for other current assets	3,124,847	454,490	2,300,135
Guarantee liabilities	30,238,834	4,398,056	3,700,872
Share-based compensation	13,849,997	2,014,399	26,240,241
Investment loss under equity method	9,200,184	1,338,111	6,370,364
Deferred revenue	5,091,787	740,570
Net operating loss carry forwards	96,242,160	13,997,841	80,539,001
Less: valuation allowance	(229,950,290)	(33,444,883)	(142,373,018)
Non-current deferred tax assets, net	¥ 243,412,814	$ 35,402,925	¥ 115,460,611